Redemption Restrictions (Details) - EBP 105 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	$ 303,228	$ 291,947
Investments measured at NAV
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	24,788,347	18,769,801
Investments measured at NAV | U.S. equity
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	19,451,379	14,060,153
Investments measured at NAV | International equity
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	1,696,539	1,263,557
Investments measured at NAV | U.S. fixed income
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	736,613	624,252
Investments measured at NAV | Cash and cash equivalents
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	1,850,084	1,914,423
Investments measured at NAV | Real estate
EBP, Contingency [Line Items]
Plan interest in Verizon Master Savings Trust	$ 1,053,732	$ 907,416